Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	47.56
Maximum Aggregate Offering Price	$ 66,584,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,195.25
Offering Note	Estimated in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the registration fee, based on the average of the high and low sales prices of the common shares, par value $0.01 per share ("Common Shares"), of Seadrill Limited as reported on the New York Stock Exchange on May 29, 2026. Represents Common Shares issuable in respect of awards granted under the Amended and Restated Seadrill Limited 2022 Management Incentive Plan (as amended from time to time, the "Plan"), which include Common Shares that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional Common Shares as may become issuable under the Plan as a result of share splits, share dividends or similar transactions pursuant to the adjustment or antidilution provisions thereof.